Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income (Loss)	$ 1,928.9	$ 618.0	$ 2,052.3
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(2.6)	(16.4)	(4.9)
Securities Available for Sale, Net of Tax	3.5	1.3	(0.6)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	1.1	0.6	1.2
Pension and OPEB Funded Status, Net of Tax	86.5	(14.7)	(25.7)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	88.5	(29.2)	(30.0)
TOTAL COMPREHENSIVE INCOME (LOSS)	2,017.4	588.8	2,022.3
Total Comprehensive Income Attributable to Noncontrolling Interest	16.3	7.1	5.2
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	2,001.1	581.7	2,017.1
AEP Texas Inc. [Member]
Net Income (Loss)	310.5	146.6	120.3
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	0.9	1.1	1.2
Amortization of Pension and OPEB Deferred Costs, Net of Tax	0.3	0.3	0.3
Pension and OPEB Funded Status, Net of Tax	1.1	0.9	0.2
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	2.3	2.3	1.7
TOTAL COMPREHENSIVE INCOME (LOSS)	312.8	148.9	122.0
AEP Transmission Co [Member]
Net Income (Loss)	286.1	192.7	132.9
Appalachian Power Co [Member]
Net Income (Loss)	331.3	369.1	340.6
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(0.7)	(0.7)	(0.3)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(1.2)	(1.4)	(1.8)
Pension and OPEB Funded Status, Net of Tax	11.6	(3.5)	(5.7)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	9.7	(5.6)	(7.8)
TOTAL COMPREHENSIVE INCOME (LOSS)	341.0	363.5	332.8
Indiana Michigan Power Co [Member]
Net Income (Loss)	186.7	239.9	204.8
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	1.3	1.3	1.1
Pension and OPEB Funded Status, Net of Tax	2.8	(0.8)	(3.5)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	4.1	0.5	(2.4)
TOTAL COMPREHENSIVE INCOME (LOSS)	190.8	240.4	202.4
Ohio Power Co [Member]
Net Income (Loss)	323.9	282.2	232.7
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(1.1)	(1.3)	(1.3)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1.1)	(1.3)	(1.3)
TOTAL COMPREHENSIVE INCOME (LOSS)	322.8	280.9	231.4
Public Service Co Of Oklahoma [Member]
Net Income (Loss)	72.0	100.0	92.5
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(0.8)	(0.8)	(0.8)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(0.8)	(0.8)	(0.8)
TOTAL COMPREHENSIVE INCOME (LOSS)	71.2	99.2	91.7
Southwestern Electric Power Co [Member]
Net Income (Loss)	137.5	169.7	196.0
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	1.4	1.7	2.0
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(0.7)	(0.7)	(1.0)
Pension and OPEB Funded Status, Net of Tax	4.7	(1.0)	(2.9)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	5.4	0.0	(1.9)
TOTAL COMPREHENSIVE INCOME (LOSS)	142.9	169.7	194.1
Total Comprehensive Income Attributable to Noncontrolling Interest	12.8	4.1	3.7
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	$ 130.1	$ 165.6	$ 190.4